Segment Information - Schedule of Chief Operating Decision-Maker for the Reportable Segments (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Security Convergence [Member]
Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		$ 37,622,328	$ 19,225,852
Inter-segment revenue		23,726,839	506,478
Total segment revenue		61,349,167	19,732,330
Segment gain (loss) before tax		(2,585,099)	10,331,305
Depreciation		263,102	164,733
Amortization		65,859	69,251
Interest income		(932,055)	(158,031)
Interest expense		261,003	256,131
Tax expense (benefit)		(684,861)	121,055
Segment assets		175,406,409	89,569,681
Segment liabilities		144,709,699	47,090,280
Video IoT [Member]
Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		1,703,511	1,448,839
Inter-segment revenue			1,941
Total segment revenue		1,703,511	1,450,780
Segment gain (loss) before tax		(279,204)	581,944
Depreciation		62,454	18,406
Amortization		12,283	4,328
Interest income		(14,086)	(12,545)
Interest expense		32,670	36,267
Tax expense (benefit)		1,000,272	14,330
Segment assets		131,528,290	11,856,603
Segment liabilities		126,321,498	18,218,410
Other segment [Member]
Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers	[1]
Inter-segment revenue	[1]
Total segment revenue	[1]
Segment gain (loss) before tax	[1]	(5,320,440)	(9,268,068)
Depreciation	[1]	268	92,607
Amortization	[1]	239,664	368,663
Interest income	[1]	(231,130)	(221,879)
Interest expense	[1]		124,207
Tax expense (benefit)	[1]	800	2,506
Segment assets	[1]	104,688,196	121,854,568
Segment liabilities	[1]	11,505,107	83,395,402
Adjustment and write-off [Member]
Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers	[2]
Inter-segment revenue	[2]	(23,726,839)	(508,419)
Total segment revenue	[2]	(23,726,839)	(508,419)
Segment gain (loss) before tax	[2]	(2,106)	104,298
Depreciation	[2]
Amortization	[2]
Interest income	[2]
Interest expense	[2]
Tax expense (benefit)	[2]
Segment assets	[2]	(248,876,841)	(90,167,488)
Segment liabilities	[2]	(217,971,244)	(87,646,410)
Consolidation [Member]
Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		39,325,839	20,674,691
Inter-segment revenue
Total segment revenue		39,325,839	20,674,691
Segment gain (loss) before tax		(8,186,849)	1,749,479
Depreciation		325,824	275,746
Amortization		317,806	442,242
Interest income		(1,177,271)	(392,455)
Interest expense		293,673	416,605
Tax expense (benefit)		316,211	137,891
Segment assets		162,746,054	133,113,364
Segment liabilities		$ 64,565,060	$ 61,057,682

[1]	Other segment is composed of holding companies and overseas subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.
[2]	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.